SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Goodwill		$ 2,777	¥ 19,713	$ 2,777	¥ 19,713	¥ 19,713
Ankang Jiren Human Resources Service Co Ltd [Member]
Business Acquisition [Line Items]
Purchase consideration	¥ 3,048
Cash	257
Accounts receivable	2,149
Prepayments and other current assets	11,530
Property and equipment, net
Accounts payable	(2,588)
Other liabilities	(8,300)
Goodwill
Hetian Tiankun Landing Human Resources Service Co Ltd [Member]
Business Acquisition [Line Items]
Purchase consideration	3,107
Cash	615
Accounts receivable	1,510
Prepayments and other current assets	670
Property and equipment, net
Accounts payable	10
Other liabilities	302
Goodwill
Shangluo Hesheng Human Resources Co Ltd [Member]
Business Acquisition [Line Items]
Purchase consideration	6,419
Cash	2,068
Accounts receivable	2,187
Prepayments and other current assets	8,039
Property and equipment, net	3
Accounts payable	(2,789)
Other liabilities	(3,089)
Goodwill
2024 Acquisitions [Member]
Business Acquisition [Line Items]
Purchase consideration	12,574
Cash	2,940
Accounts receivable	5,846
Prepayments and other current assets	20,239
Property and equipment, net	3
Accounts payable	(5,367)
Other liabilities	(11,087)
Goodwill